Employee benefits	12 Months Ended
Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Employee benefits
2
7
. Employee benefits

Total employee benefit expenses, including share-based payments, incurred during the years ended March 31, 2022, 2021 and 2020 amounted to Rs.38,858, Rs. 36,299 and Rs. 33,802, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the Company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund. Amounts contributed to the Gratuity Fund are invested in bonds issued by the Government of India and in debt securities and equity securities of Indian companies.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2022, 2021 and 2020 consist of the following:

	For the Year Ended March 31,
	2022		2021		2020
Current service cost	Rs.	328	Rs.	281	Rs.	276
Interest on defined benefit liability		33		8		(4)
Gratuity cost recognized in income statement	Rs.	361	Rs.	289	Rs.	272

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2022		2021
Present value of funded obligations	Rs.	2,894	Rs.	2,628
Fair value of plan assets		(2,350)		(1,997)
Net defined benefit liability recognized	Rs.	544	Rs.	631

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2022		2021
Defined benefit obligations at the beginning of the year	Rs.	2,628	Rs.	2,349
Current service cost		328		281
Interest on defined obligations		144		140
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		7		153
Actuarial loss/(gain) due to demographic assumptions		24		(26)
Actuarial loss/(gain) due to experience changes		60		51
Benefits paid		(293)		(345)
Liabilities (transferred) / assumed (1)		(4)		25
Defined benefit obligations at the end of the year	Rs.	2,894	Rs.	2,628

(1)	Liabilities assumed/transferred :

During the year ended March 31, 2022
,
Rs.(4) represents
the
transfer of liabilities on account of
 the
transfer
o
f employees between the parent company and its subsidiaries.

During the year ended March 31, 2021
,
Rs.25 is comprised of:
a)	Rs.70 increase in liabilities on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details.
b)	Rs.45 transfer of liabilities on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary.

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2022		2021
Fair value of plan assets at the beginning of the year	Rs.	1,997	Rs.	2,160
Employer contributions		496		25
Interest on plan assets		111		132
Re-measurements due to:
Return on plan assets excluding interest on plan assets		43		(1)
Benefits paid		(293)		(345)
Assets (transferred) / acquired (1)		(4)		26
Plan assets at the end of the year	Rs.	2,350	Rs.	1,997

(1)	Assets acquired/transferred :

During the year ended March 31, 2022
,
 Rs.(4) represents
 the
transfer of plan asset
s
on account of
the
transfer
o
f employees between the parent company and its subsidiaries.

During the year ended March 31, 2021 Rs. 26
is
comprised of
:
a)	Rs.70 increase in assets on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details.
b)	Rs.44 transfer of assets on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary.

Sensitivity Analysis:

	As of March 31, 2022
Defined benefit obligation without effect of projected salary growth	Rs.	1,904
Add: Effect of salary growth		990
Defined benefit obligation with projected salary growth		2,894
Defined benefit obligation, using discount rate minus 50 basis points		2,978
Defined benefit obligation, using discount rate plus 50 basis points		2,815
Defined benefit obligation, using salary growth rate plus 50 basis points		2,976
Defined benefit obligation, using salary growth rate minus 50 basis points		2,816
Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2022	2021	2020
Discount rate	6.45%	6.00%	6.65%
Rate of compensation increase	8.50%	8.00%	7.50%

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2022 and 2021, by asset category, was as follows:

	As of March 31,
	202 2	202 1
Funds managed by insurers	100%	100%
Others	-	-

The expected future cash flows in respect of gratuity as of March 31, 2022 were as follows:

Expected contribution	Amount
During the year ended March 31, 2023 (estimated)	Rs.229

Expected future benefit payments
March 31, 2023	481
March 31, 2024	409
March 31, 2025	398
March 31, 2026	372
March 31, 2027	346
Thereafter	2,437

Pension plan of the Company’s subsidiary, Industrias Quimicas Falcon de Mexico

All employees of the Company’s Mexican subsidiary, Industrias Quimicas Falcon de Mexico (“Falcon”), are entitled to a pension benefit in the form of a defined benefit pension plan. The Falcon pension plan provides for payment to vested employees at retirement or termination of employment. Liabilities in respect of the pension plan are determined by an actuarial valuation, based on which the Company makes contributions to the pension plan fund. This fund is administered by a third party, who is provided guidance by a technical committee formed by senior employees of Falcon.

The components of net pension cost recognized in the income statement for the years ended March 31, 2022, 2021 and 2020 consist of the following:

	For the Year Ended March 31,
	2022		2021		2020
Current service cost	Rs.	16	Rs.	13	Rs.	11
Interest on defined benefit liability		10		8		16
Total cost recognized in income statement	Rs.	26	Rs.	21	Rs.	27
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2022		2021
Present value of funded obligations	Rs.	271	Rs.	307
Fair value of plan assets		(215)		(169)
Net defined benefit liability recognized	Rs.	56	Rs.	138

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2022		2021
Defined benefit obligations at the beginning of the year	Rs.	307	Rs.	234
Current service cost		16		13
Interest on defined obligations		24		21
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(40)		24
Actuarial loss/(gain) due to experience changes		3		19
Benefits paid		(58)		(32)
Foreign exchanges differences		19		28
Defined benefit obligations at the end of the year	Rs.	271	Rs.	307

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2022		2021
Fair value of plan assets at the beginning of the year	Rs.	169	Rs.	128
Employer contributions		84		32
Interest on plan assets		15		13
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(6)		12
Benefits paid		(58)		(32)
Foreign exchanges differences		11		16
Plan assets at the end of the year	Rs.	215	Rs.	169

Sensitivity Analysis:

	As of March 31, 2022
Defined benefit obligation without effect of projected salary growth	Rs.	185
Add: Effect of salary growth		86
Defined benefit obligation with projected salary growth		271
Defined benefit obligation, using discount rate minus 50 basis points		283
Defined benefit obligation, using discount rate plus 50 basis points		260
Defined benefit obligation, using salary growth rate plus 50 basis points		284
Defined benefit obligation, using salary growth rate minus 50 basis points		271

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Falcon defined benefit plans are as follows:

The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2022	2021	2020
Discount rate	9.25%	7.75%	8.75%
Rate of compensation increase	4.50%	4.50%	4.50%
Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2022 and 2021, by asset category, was as follows:

	As of March 31,
	2022	2021
Funds managed by insurers	50%	51%
Others	50%	49%

The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2022 were as follows:

Expected contribution	Amount
During the year ended March 31, 2023 (estimated)	Rs.	38

Expected future benefit payments
March 31, 202 3		3
March 31, 202 4		4
March 31, 202 5		8
March 31, 202 6		14
March 31, 202 7		23
Thereafter		639

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.1,013, Rs.906 and Rs.812 to the provident fund plan during the years ended March 31, 2022, 2021 and 2020, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by
the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.83, Rs.84 and Rs.82 to the superannuation plan during the years ended March 31, 2022, 2021 and 2020, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.131, Rs.139 and Rs.177 to the 401(k) retirement savings plan during the years ended March 31, 2022, 2021 and 2020, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.166, Rs.143 and Rs.135 to the National Insurance during the years ended March 31, 2022, 2021 and 2020, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,061 and Rs.1,130 as of March 31, 2022 and 2021, respectively.